Consolidated shareholders’ equity - Summary of Currency Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 71,376	€ 77,507	€ 74,040
Attributable to non-controlling interests	334	350	313
Total equity	71,710	77,857	74,353	€ 75,152
Reserve of exchange differences on translation
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	(2,415)	2,408	(31)
Attributable to non-controlling interests	(61)	(17)	(37)
Total equity	€ (2,476)	€ 2,391	€ (68)